Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	110.40%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - August | iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.90%)